Income taxes (Tables)	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Provision for Income Taxes
The provision for income taxes in the consolidated statements of operations represents an effective tax rate different than the Canadian enacted statutory rate of 26.5% (2016 - 26.5%). The differences are as follows:

	2017	2016
Expected income tax expense at Canadian statutory rate	$46,410	$25,527
Increase (decrease) resulting from:
Effect of differences in tax rates on transactions in and within foreign jurisdictions and change in tax rates	(20,987)	(8,574)
Non-controlling interests share of income	18,979	10,543
Allowance for equity funds used during construction	(799)	(830)
Capital gain rate differential	(687)	(2,725)
Goodwill divestiture and permanent basis differences associated with Mountain Water condemnation	5,489	—
Non-deductible acquisition costs	13,660	1,506
Change in valuation allowance	(974)	2,144
Tax credits	(6,288)	(360)
Adjustment relating to prior periods	(31)	(536)
U.S. tax reform	17,112	—
Other	1,543	1,048
Income tax expense	$73,427	$27,743

Income (Loss) Before Taxes
For the years ended December 31, 2017 and 2016, earnings from continuing operations before income taxes consist of the following:

	2017	2016
Canadian operations	$(2,711)	$22
U.S. operations	177,843	96,307
	$175,132	$96,329

Income Tax Expenses (Recovery) Attributable to Income (Loss)
Income tax expense (recovery) attributable to income (loss) consists of:

	Current	Deferred	Total
Year ended December 31, 2017
Canada	$3,296	$(14,168)	$(10,872)
United States	4,221	80,078	84,299
	$7,517	$65,910	$73,427
Year ended December 31, 2016
Canada	$5,663	$(8,179)	$(2,516)
United States	700	29,559	30,259
	$6,363	$21,380	$27,743

Tax Effect of Temporary Difference Between Assets and Liability
The tax effect of temporary differences between the financial statement carrying amounts of assets and liabilities and their respective tax bases that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2017 and 2016 are presented below:

	2017	2016
Deferred tax assets:
Non-capital loss, investment tax credits, currently non-deductible interest expenses, and financing costs	$328,679	$342,173
Pension and OPEB	43,638	43,011
Acquisition-related costs	1,601	2,690
Environmental obligation	14,803	19,128
Reserves and other non-deductible costs	30,652	8,483
Regulatory liabilities	154,597	56,837
Other	16,383	10,639
Total deferred income tax assets	590,353	482,961
Less valuation allowance	(12,344)	(16,129)
Total deferred tax assets	578,009	466,832
Deferred tax liabilities:
Property, plant and equipment	(668,083)	(418,652)
Intangible assets	(7,157)	(5,984)
Outside basis in partnership	(125,519)	(139,806)
Regulatory accounts	(114,061)	(80,812)
Financial derivatives	(980)	(13,144)
Other	—	(792)
Total deferred tax liabilities	(915,800)	(659,190)
Net deferred tax liabilities	$(337,791)	$(192,358)
Consolidated Balance Sheets Classification:
Deferred tax assets	$61,357	$22,281
Deferred tax liabilities	(399,148)	$(214,639)
Net deferred tax liabilities	$(337,791)	$(192,358)

Non Capital Losses Carry Forwards
As of December 31, 2017, the Company had non-capital losses carried forward available to reduce future year’s taxable income, which expire as follows:

Year of expiry	Non-capital loss carryforwards
2020 and onwards	$994,378